Share-based compensation (Tables) - 2011 Equity Incentive Plan	12 Months Ended
Dec. 31, 2018
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Employee Compensation Equity Incentive Plan Activity (Stock Option)
The following table summarizes the activity of stock options during fiscal years 2018, 2017 and 2016:

	Units	Weighted-average strike price	Weighted-average grant-date fair value
Outstanding at December 31, 2015	2,025,894	21.03	5.87
Forfeitures	(80,734)	10.30	2.68
Expired (i)	(51,305)	14.05	4.02
Modification (ii)	(1,117,380)	19.07	5.30
Outstanding at December 31, 2016	776,475	15.55	4.46
Expired (i)	(141,986)	21.20	5.28
Outstanding at December 31, 2017	634,489	14.28	4.28
Expired (i)	(143,416)	21.20	5.89
Outstanding at December 31, 2018	491,073	12.26	3.81
Exercisable at December 31, 2018	455,719	12.55	3.95

(i)	As of December 31, 2018, 2017 and 2016, additional paid-in capital included $844, $750 and $206 respectively, related to expired stock options.

(ii)	Corresponds to stock options converted to a liability award.

Schedule Of Vested And Nonvested Unit Activity
The following table provides a summary of outstanding stock options at December 31, 2018:

	Vested (i)	Non-vested (ii)	Total
Number of units outstanding	455,719	35,354	491,073
Weighted-average grant-date fair market value per unit	3.95	1.98	3.81
Total grant-date fair value	1,800	70	1,870
Weighted-average accumulated percentage of service	100%	92.9%	99.7%
Stock-based compensation recognized in Additional paid-in capital	1,800	65	1,865
Compensation expense not yet recognized (iii)	—	5	5

(i)Related to exercisable awards.
(ii)Related to awards that will vest in 2019.
(iii)Expected to be recognized in 4.5 months.

Restricted Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Vested And Nonvested Unit Activity
The following table provides a summary of outstanding restricted share units at December 31, 2018:

Number of units outstanding (i)	1,605,049
Weighted-average grant-date fair market value per unit	7.41
Total grant-date fair value	11,900
Weighted-average accumulated percentage of service	51.70%
Stock-based compensation recognized in Additional paid-in capital	6,157
Compensation expense not yet recognized (ii)	5,743

(i)	Related to awards that will vest between fiscal years 2019 and 2023.

(ii)	Expected to be recognized in a weighted-average period of 2.0 years.

Schedule Of Restricted Share Units Activity
The following table summarizes the activity of restricted share units during fiscal years 2018, 2017 and 2016:

	Units	Weighted-average grant-date fair value
Outstanding at December 31, 2015	1,230,210	7.96
2016 annual grant	865,291	4.70
Partial vesting	(172,328)	12.25
Forfeitures	(142,176)	6.64
Outstanding at December 31, 2016	1,780,997	6.07
2017 annual grant	497,960	9.20
Partial vesting	(361,284)	7.65
Forfeitures	(180,828)	5.99
Outstanding at December 31, 2017	1,736,845	6.65
2018 annual grant	520,393	8.50
Partial vesting	(534,589)	6.01
Forfeitures	(117,600)	7.24
Outstanding at December 31, 2018	1,605,049	7.41
Exercisable at December 31, 2018	—	—